RESTRUCTURING COSTS - Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Beginning balance	$ 3,652	$ 0
Valuation adjustments	373	3,853
Lease payments	(1,683)	(238)
Lease accretion	174	37
Ending balance	$ 2,516	$ 3,652